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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
November 4, 2009

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:     $85,350,200 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

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                 HAVERFORD FINANCIAL SERVICES
                 DISCRETIONARY OWNERSHIP FOR 13F
                 AS OF 9/30/2009




        (ITEM 1)             (ITEM 2)    (ITEM 3)      (ITEM 4)     (ITEM 5)        (ITEM 6)      (ITEM 7)         (ITEM 8)

                                                                                   INVESTMENT                  VOTING AUTHORITY
                                                                                   DISCRETION                      (SHARES)
                                                                               --------------------       -------------------------
                                                                    SHARES OR                SHARED
                           TITLE OF       CUSIP      FAIR           PRINCIPAL  SOLE  SHARED  OTHER        SOLE     SHARED  NONE
NAME OF ISSUER             CLASS          NUMBER     MARKET VALUE   AMOUNT     (A)   (B)     (C)     MGR  (A)      (B)     (C)
-------------------------  -------------  ---------  -------------  ---------  ----  ------  ------  ---  -------  ------  --------
HEWLETT PACKARD CO         Common Stocks  428236103   4,725,810.35    100,144   X                 X        93,548             6,596
MICROSOFT CORP             Common Stocks  594918104   4,357,999.08    169,173   X                 X       158,202            10,971
UNITED TECHNOLOGIES CORP   Common Stocks  913017109   4,218,371.94     69,248   X                 X        64,462             4,786
INTEL CORPORATION          Common Stocks  458140100   4,043,160.58    206,658   X                 X       194,734            11,924
NYSE EURONEXT              Common Stocks  629491101   3,464,379.46    119,986   X                 X       112,123             7,863
CVS/ CAREMARK CORPORATION  Common Stocks  126650100   3,223,062.62     90,191   X                 X        85,052             5,139
JOHNSON & JOHNSON          Common Stocks  478160104   3,209,643.87     52,721   X                 X        49,429             3,292
EXXON MOBIL CORP           Common Stocks  30231G102   3,179,804.23     46,358   X                 X        43,847             2,511
DISNEY WALT PRODUCTIONS    Common Stocks  254687106   3,017,085.93    109,883   X                 X       102,270             7,613
BECTON DICKINSON           Common Stocks  075887109   2,913,155.40     41,780   X                 X        39,029             2,751
PROCTER & GAMBLE           Common Stocks  742718109   2,912,027.38     50,282   X                 X        47,536             2,746
AFLAC                      Common Stocks  001055102   2,727,688.98     63,845   X                 X        59,667             4,178
WELLS FARGO CO             Common Stocks  949746101   2,585,741.22     91,809   X                 X        85,615             6,194
AT&T INC                   Common Stocks  00206R102   2,489,866.24     92,199   X                 X        86,034             6,165
CATERPILLAR INC            Common Stocks  149123101   2,409,510.79     46,963   X                 X        43,900             3,063
AIR PRODUCTS & CHEMICALS
 INC                       Common Stocks  009158106   2,387,191.12     30,779   X                 X        28,642             2,137
DU PONT E I DE NEMOURS CO  Common Stocks  263534109   2,380,724.34     74,111   X                 X        69,327             4,784
ABBOTT LABS                Common Stocks  002824100   2,364,871.61     47,801   X                 X        44,923             2,878
EATON CORP                 Common Stocks  278058102   2,360,525.98     41,732   X                 X        38,940             2,792
UNION PACIFIC CORP         Common Stocks  907818108   2,279,215.25     39,068   X                 X        36,412             2,656
CHEVRON CORPORATION        Common Stocks  166764100   2,149,336.48     30,527   X                 X        28,614             1,913
TARGET CORP                Common Stocks  87612E106   1,841,153.96     39,447   X                 X        36,961             2,486
NOVARTIS AG - ADR          Common Stocks  66987V109   1,838,019.58     36,489   X                 X        34,036             2,453
CONOCOPHILLIPS             Common Stocks  20825C104   1,804,213.44     39,938   X                 X        37,424             2,514
COCA-COLA CO               Common Stocks  191216100   1,772,230.19     33,001   X                 X        30,897             2,104
NOKIA CORP                 Common Stocks  654902204   1,737,543.82    118,893   X                 X       112,227             6,666
PEPSICO INC                Common Stocks  713448108   1,735,901.32     29,582   X                 X        27,843             1,739
MEDTRONIC                  Common Stocks  585055106   1,727,568.84     46,949   X                 X        44,097             2,852
AUTOMATIC DATA PROCESSING  Common Stocks  053015103   1,671,159.66     42,528   X                 X        40,043             2,485
LOCKHEED MARTIN CORP       Common Stocks  539830109   1,434,248.46     18,375   X                 X        17,281             1,094
BANK NEW YORK MELLON CORP  Common Stocks  064058100   1,433,383.71     49,468   X                 X        46,265             3,203
LOWES COS INC              Common Stocks  548661107   1,427,641.25     68,208   X                 X        63,590             4,618
WAL-MART STORES            Common Stocks  931142103   1,400,953.85     28,539   X                 X        26,649             1,890
GENERAL ELECTRIC           Common Stocks  369604103     361,240.00     22,000   X                          22,000
INTERNATIONAL BUSINESS
 MACHINES                  Common Stocks  459200101     358,830.00      3,000   X                           3,000
MCDONALDS CORP             Common Stocks  580135101     285,350.00      5,000   X                           5,000
U S BANCORP                Common Stocks  902973304     284,180.00     13,000   X                          13,000
J.P. MORGAN CHASE & CO     Common Stocks  46625H100     219,100.00      5,000   X                           5,000
CAPITAL TRUST - CL A       Common Stocks  14052H506     212,800.00     70,000   X                          70,000
SCHERING PLOUGH CORP       Common Stocks  806605101     211,875.00      7,500   X                           7,500
PFIZER INC                 Common Stocks  717081103     193,635.00     11,700   X                          11,700

TOTALS                                               85,350,200.93
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